SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	746,431	5,402,961	30,336
Options granted, exercise price	$ 5.81	$ 4.54	$ 12.64
Options outstanding	7,537,219	8,066,749	4,351,487	4,483,793
Options outstanding, exercise price	$ 6.37	$ 6.31	$ 15.21	$ 14.97
Shares exercised	(762,607)	(23,932)	(125,260)
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Exercisable period	10 years
Old Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	400,000
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Options outstanding	1,300,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Options outstanding	5,700,000
Independent Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, per participant	10,000
Vesting period	3 years
Options outstanding	100,000
Independent Directors Plan [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	10 years
Options granted	10,000
Israeli Banks, Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares exercised	700,000
Israeli Banks, Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, exercise price	$ 10.50
Israeli Banks, Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, exercise price	$ 92.55